Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.26088%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,156,115.80

Principal:
Principal Collections	$13,746,167.48
Prepayments in Full	$6,994,476.86
Liquidation Proceeds	$160,938.97
Recoveries	$47,332.59
Sub Total	$20,948,915.90
Collections	$22,105,031.70

Purchase Amounts:
Purchase Amounts Related to Principal	$248,240.85
Purchase Amounts Related to Interest	$1,489.27
Sub Total	$249,730.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,354,761.82

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,354,761.82
Servicing Fee	$378,175.03	$378,175.03	$0.00	$0.00	$21,976,586.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,976,586.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,976,586.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,976,586.79
Interest - Class A-3 Notes	$630,375.83	$630,375.83	$0.00	$0.00	$21,346,210.96
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$21,056,150.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,056,150.63
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$20,963,252.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,963,252.80
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$20,898,699.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,898,699.47
Regular Principal Payment	$18,994,769.05	$18,994,769.05	$0.00	$0.00	$1,903,930.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,903,930.42
Residual Released to Depositor	$0.00	$1,903,930.42	$0.00	$0.00	$0.00
Total		$22,354,761.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,994,769.05
Total					$18,994,769.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,994,769.05	$59.92	$630,375.83	$1.99	$19,625,144.88	$61.91
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$18,994,769.05	$18.05	$1,077,887.32	$1.02	$20,072,656.37	$19.07

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$233,472,530.93	0.7365064	$214,477,761.88	0.6765860
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$389,082,530.93	0.3696360	$370,087,761.88	0.3515906

Pool Information
Weighted Average APR	3.098%	3.091%
Weighted Average Remaining Term	37.23	36.40
Number of Receivables Outstanding	25,272	24,713
Pool Balance	$453,810,037.66	$432,456,980.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$414,310,833.80	$394,995,768.90
Pool Factor	0.3907107	0.3723267

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$37,461,211.84
Targeted Overcollateralization Amount	$62,369,218.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,369,218.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$203,232.76
(Recoveries)		48	$47,332.59
Net Loss for Current Collection Period			$155,900.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4122%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4624%
Second Prior Collection Period			0.5181%
Prior Collection Period			0.5729%
Current Collection Period			0.4222%
Four Month Average (Current and Prior Three Collection Periods)			0.4939%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,588	$7,605,243.42
(Cumulative Recoveries)			$1,176,014.89
Cumulative Net Loss for All Collection Periods			$6,429,228.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5535%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,789.20
Average Net Loss for Receivables that have experienced a Realized Loss			$4,048.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	212	$5,197,782.78
61-90 Days Delinquent	0.19%	35	$800,963.47
91-120 Days Delinquent	0.03%	7	$109,205.62
Over 120 Days Delinquent	0.09%	16	$387,402.84
Total Delinquent Receivables	1.50%	270	$6,495,354.71

Repossession Inventory:
Repossessed in the Current Collection Period		13	$316,094.58
Total Repossessed Inventory		28	$671,300.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2395%
Prior Collection Period			0.1860%
Current Collection Period			0.2347%
Three Month Average			0.2201%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer